DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Conctract Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 24,841	$ 25,971
Foreign exchange contracts | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 7,312	$ 6,231
Average Exchange Rate	129.00%	126.00%
Foreign exchange contracts | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 3,610	$ 5,022
Average Exchange Rate	75.00%	74.00%
Foreign exchange contracts | European Union euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 2,754	$ 1,855
Average Exchange Rate	115.00%	111.00%
Foreign exchange contracts | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 2,619	$ 1,405
Average Exchange Rate	78.00%	75.00%
Foreign exchange contracts | Korean won
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 578	$ 485
Average Exchange Rate	110000.00%	115300.00%
Foreign exchange contracts | Chinese yuan
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 346	$ 252
Average Exchange Rate	672.00%	706.00%
Foreign exchange contracts | Brazil, Brazil Real
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 62	$ 511
Average Exchange Rate	27.00%	32.00%
Foreign exchange contracts | Japanese yen
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 14	$ 203
Average Exchange Rate	11017.00%	11639.00%
Foreign exchange contracts | Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 256	$ 186
Cross currency interest rate swaps | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 272	$ 249
Average Exchange Rate	145.00%	149.00%
Cross currency interest rate swaps | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 1,610	$ 1,484
Average Exchange Rate	98.00%	99.00%
Cross currency interest rate swaps | European Union euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 1,914	$ 530
Average Exchange Rate	106.00%	106.00%
Cross currency interest rate swaps | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 2,442	$ 2,269
Average Exchange Rate	76.00%	82.00%
Cross currency interest rate swaps | Japanese yen
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 750	$ 0
Average Exchange Rate	11333.00%	0.00%
Cross currency interest rate swaps | Colombian pesos
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 299	$ 125
Average Exchange Rate	305600.00%	305600.00%
Foreign exchange options | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 534	$ 0
Average Exchange Rate	119.00%	0.00%
Foreign exchange options | European Union euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 1,801	$ 0
Average Exchange Rate	121.00%	0.00%
Foreign exchange options | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 1,000	$ 0
Average Exchange Rate	76.00%	0.00%
Foreign exchange options | Japanese yen
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 400	$ 975
Average Exchange Rate	11800.00%	11800.00%